Taxes Payables	12 Months Ended
Jun. 30, 2026
Taxes Payables [Abstract]
TAXES PAYABLES

NOTE 9 — TAXES PAYABLES

Tax payables consisted of the following:

	As of June 30,
	2026	2025
Income tax payable	$613,773	$633,818
Withholding tax payable	215	231
VAT tax payable	-	535
Tax payables	$613,988	$634,584